Impairment, Net of Reversal of Impairment of Investments and Assets - Sensitivity Analysis on Cash Generating Units with Impairments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosures of impairment of investments and assets [line items]
(Decrease)/increase in discount rates	(1.00%)
(Decrease)/increase in discount rates	1.00%
Tarkwa
Disclosures of impairment of investments and assets [line items]
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce decrease in gold price	$ (101.5)
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce increase in gold price	101.5
Increase (decrease) in recoverable amount as a result of one percent decrease in discount rate	31.7
Increase (decrease) in recoverable amount as a result of one percent increase in discount rate	(29.7)
Cerro Corona
Disclosures of impairment of investments and assets [line items]
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce decrease in gold price	(17.1)
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce increase in gold price	17.1
Increase (decrease) in recoverable amount as a result of one percent decrease in discount rate	19.4
Increase (decrease) in recoverable amount as a result of one percent increase in discount rate	$ (18.5)